Segment information (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Revenues and Other Disclosure of Operating Segments

For the year ended December 31, 2018

	Pepper Lunch™	Ikinari! Steak™	Other Restaurants	Own- brand product	Subtotal	Adjustments(i)	Japanese GAAP total	IFRS and other adjustments (ii)	IFRS total(iii)
	(Thousands of yen)
Revenues
Revenues from external customers	7,654,450	54,131,873	1,513,917	209,493	63,509,733	—	63,509,733	(14,423,655)	49,086,078
Segment income	1,348,270	5,311,530	105,734	23,596	6,789,130	(2,925,912)	3,863,218	(2,113,873)	1,749,345
Finance income									9,488
Finance costs									(87,746)
Profit before tax									1,671,087

Other disclosure:
Depreciation and amortization	83,040	1,050,813	24,769	29	1,158,651	111,944	1,270,595	(207,579)	1,063,017
Impairment losses on the non-current assets	43,163	1,244,577	4,104	—	1,291,844	—	1,291,844	—	1,291,844
Provisions for onerous lease contracts	—	766,801	—	—	766,801	—	766,801	—	766,801

For the year ended December 31, 2017

	Pepper Lunch™	Ikinari! Steak™	Other Restaurants	Own- brand product	Subtotal	Adjustments(i)	Japanese GAAP total	IFRS adjustments (ii)	IFRS total(iii)
	(Thousands of yen)
Revenues
Revenues from external customers	7,066,294	27,005,657	2,080,486	77,476	36,229,913	—	36,229,913	(7,600,182)	28,629,731
Segment income	1,326,184	2,514,720	158,816	4,335	4,004,055	(1,705,541)	2,298,514	(508,641)	1,789,873
Finance income									19,957
Finance costs									(26,065)
Profit before tax									1,783,765

Other disclosure:
Depreciation and amortization	92,527	445,752	45,804	60	584,143	22,044	606,187	(84,528)	521,659

For the year ended December 31, 2016

	Pepper Lunch™	Ikinari! Steak™	Other Restaurants	Own- brand product	Subtotal	Adjustments(i)	Japanese GAAP total	IFRS adjustments (ii)	IFRS total(iii)
	(Thousands of yen)
Revenues
Revenues from external customers	5,916,668	14,105,911	2,252,534	57,952	22,333,065	—	22,333,065	(4,197,875)	18,135,190
Segment income	1,095,494	838,087	143,931	(1,091)	2,076,421	(1,118,081)	958,340	(75,850)	882,490
Finance income									25,893
Finance costs									(20,545)
Profit before tax									887,838

Other disclosure:
Depreciation and amortization	77,608	316,572	47,604	145	441,929	20,872	462,801	(87,643)	375,158

(i)	Adjustments mainly include corporate expenses which are not allocated to individual reportable segments.
(ii)

IFRS adjustments are principally the adjustment for the elimination of revenue from franchisees for product delivery arrangements in the Pepper Lunch™ and Ikinari! Steak™ segments, which are recorded on a net basis under IFRS, and for Niku (Beef) Mileage Program rewards in the Ikinari! Steak segment. Other adjustments are principally impairment losses and provisions for onerous contracts.

(iii)	IFRS total is consolidated operating profit as shown in the audited consolidated financial statements.

Geographic Information for Revenue from External Customers and Non-current Operating Assets

	2018	2017	2016
	(Thousands of yen)
Revenue from external customers
Japan	47,856,599	27,965,925	17,809,067
Other Regions	1,229,479	663,806	326,123

Total	49,086,078	28,629,731	18,135,190

Revenue information is based on the locations of the customers. No single customer accounted for 10 percent or more of the Group’s total revenue for the years ended December 31, 2018, 2017 and 2016.

	As of December 31,
	2018	2017
	(Thousands of yen)
Non-current operating assets
Japan	10,340,674	5,524,969
United States	64,579	699,620

Total	10,405,253	6,224,589